Debt Instruments - Breakdown by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instruments
Debt Instruments
Financial assets	€ 191,124	€ 199,351	€ 191,312
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 40,677	€ 40,741	€ 42,546
Public fixed income
Debt Instruments
Financial assets	150,447	158,610	148,766
SPAIN | Debt instruments
Debt Instruments
Financial assets	€ 55,236	€ 64,458	€ 51,849
Financial assets (as a percent)	28.90%	32.33%	27.10%
SPAIN | Private fixed income
Debt Instruments
Financial assets	€ 4,748	€ 5,272	€ 6,153
SPAIN | Public fixed income
Debt Instruments
Financial assets	50,488	59,186	45,696
UK | Debt instruments
Debt Instruments
Financial assets	€ 15,127	€ 15,056	€ 15,441
Financial assets (as a percent)	7.91%	7.55%	8.07%
UK | Private fixed income
Debt Instruments
Financial assets	€ 5,615	€ 4,339	€ 3,531
UK | Public fixed income
Debt Instruments
Financial assets	9,512	10,717	11,910
PORTUGAL | Debt instruments
Debt Instruments
Financial assets	€ 10,606	€ 11,864	€ 11,757
Financial assets (as a percent)	5.55%	5.95%	6.15%
PORTUGAL | Private fixed income
Debt Instruments
Financial assets	€ 3,663	€ 3,972	€ 4,068
PORTUGAL | Public fixed income
Debt Instruments
Financial assets	6,943	7,892	7,689
ITALY | Debt instruments
Debt Instruments
Financial assets	€ 3,991	€ 8,458	€ 4,582
Financial assets (as a percent)	2.09%	4.24%	2.40%
ITALY | Private fixed income
Debt Instruments
Financial assets	€ 857	€ 1,287	€ 1,035
ITALY | Public fixed income
Debt Instruments
Financial assets	3,134	7,171	3,547
ITALY | Bonds sold forward
Debt Instruments
Financial assets	1,855
IRELAND | Debt instruments
Debt Instruments
Financial assets	€ 4,545	€ 3,149	€ 518
Financial assets (as a percent)	2.38%	1.58%	0.27%
IRELAND | Private fixed income
Debt Instruments
Financial assets	€ 4,543	€ 3,147	€ 518
IRELAND | Public fixed income
Debt Instruments
Financial assets	2	2
POLAND | Debt instruments
Debt Instruments
Financial assets	€ 11,172	€ 7,391	€ 6,972
Financial assets (as a percent)	5.85%	3.71%	3.64%
POLAND | Private fixed income
Debt Instruments
Financial assets	€ 683	€ 772	€ 707
POLAND | Public fixed income
Debt Instruments
Financial assets	10,489	6,619	6,265
Other European Countries | Debt instruments
Debt Instruments
Financial assets	€ 7,619	€ 8,928	€ 8,939
Financial assets (as a percent)	3.99%	4.48%	4.67%
Other European Countries | Private fixed income
Debt Instruments
Financial assets	€ 6,101	€ 7,195	€ 7,203
Other European Countries | Public fixed income
Debt Instruments
Financial assets	1,518	1,733	1,736
UNITED STATES | Debt instruments
Debt Instruments
Financial assets	€ 17,195	€ 19,656	€ 23,617
Financial assets (as a percent)	9.00%	9.86%	12.34%
UNITED STATES | Private fixed income
Debt Instruments
Financial assets	€ 6,833	€ 7,986	€ 10,559
UNITED STATES | Public fixed income
Debt Instruments
Financial assets	10,362	11,670	13,058
BRAZIL | Debt instruments
Debt Instruments
Financial assets	€ 41,868	€ 39,669	€ 45,134
Financial assets (as a percent)	21.91%	19.90%	23.59%
BRAZIL | Private fixed income
Debt Instruments
Financial assets	€ 5,285	€ 4,729	€ 5,364
BRAZIL | Public fixed income
Debt Instruments
Financial assets	36,583	34,940	39,770
MEXICO | Debt instruments
Debt Instruments
Financial assets	€ 11,845	€ 9,939	€ 11,215
Financial assets (as a percent)	6.20%	4.99%	5.86%
MEXICO | Private fixed income
Debt Instruments
Financial assets	€ 520	€ 461	€ 587
MEXICO | Public fixed income
Debt Instruments
Financial assets	11,325	9,478	10,628
CHILE | Debt instruments
Debt Instruments
Financial assets	€ 2,808	€ 4,133	€ 4,958
Financial assets (as a percent)	1.47%	2.07%	2.59%
CHILE | Private fixed income
Debt Instruments
Financial assets	€ 79	€ 62	€ 1,315
CHILE | Public fixed income
Debt Instruments
Financial assets	2,729	4,071	3,643
Other American Countries | Debt instruments
Debt Instruments
Financial assets	€ 2,486	€ 1,668	€ 2,044
Financial assets (as a percent)	1.30%	0.84%	1.07%
Other American Countries | Private fixed income
Debt Instruments
Financial assets	€ 1,111	€ 755	€ 782
Other American Countries | Public fixed income
Debt Instruments
Financial assets	1,375	913	1,262
Rest of World | Debt instruments
Debt Instruments
Financial assets	€ 6,626	€ 4,982	€ 4,286
Financial assets (as a percent)	3.47%	2.50%	2.24%
Rest of World | Private fixed income
Debt Instruments
Financial assets	€ 639	€ 764	€ 724
Rest of World | Public fixed income
Debt Instruments
Financial assets	€ 5,987	€ 4,218	€ 3,562